Note 13 - Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of capital risk management [text block]
	December 31,	December 31,
	2024	2023
	$	$
Equity	591,333	506,757
Lease obligation	2,242	154
Cash	(162,347)	(68,707)
Investments	(8)	(8)
Total	431,220	438,196